Exhibit 99.10

Exception Type	Exception Grade	Exception	Open Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Credit	3	Pay History - Incomplete - Missing	62	0	1	0	63
		Delinquent Taxes - Delinquent taxes, but not tax sale	37	0	0	0	37
		MI Not Being Paid As Required	34	0	0	0	34
		Collection Comments - Incomplete -	14	0	0	0	14
		Cease and Desist Request Received From Mortgagor or 3rd Party	12	0	0	0	12
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	12	0	0	0	12
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	8	0	0	0	8
		Title Issue -	5	0	0	0	5
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	4	0	0	0	4
		Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	3	0	0	0	3
		There are indications of fraud on the loan.	2	0	0	0	2
		Comments Indicate Foreign National	1	0	0	0	1
		Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	1	0	0	0	1
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	1	0	0	0	1
		Total Credit Grade (3) Exceptions:	196	0	1	0	197